Goodwill and intangible assets (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill and intangible assets [Abstract]
Goodwill
	Year Ended December 31,
	2013	2014
Balance at beginning of year	$37,946	$66,031
U.S. East Coast business acquisition	28,085	-
Balance at end of year	$66,031	$66,031

Intangible assets
		Below Market Acquired Time Charter	Concession Agreements	Non-compete covenant	Total

Cost	December 31, 2013	$1,915	$19,797	$3,365	$25,077
	December 31, 2014	1,915	19,797	3,365	25,077

Accumulated Amortization	December 31, 2013	(94)	(4,214)	(1,939)	(6,247)
	December 31, 2014	(1,915)	(5,199)	(2,456)	(9,570)

NBV	December 31, 2013	1,821	15,583	1,426	18,830
	December 31, 2014	-	14,598	909	15,507
	2015	-	988	517	1,505
	2016	-	988	392	1,380
Amortization Schedule	2017	-	988	-	988
	2018	-	988	-	988
	2019	-	988	-	988
	Thereafter	$-	$9,658	$-	$9,658